Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments And Contingencies

11. Commitments and Contingencies

Lease and contract commitment

Our executive and administrative offices in the U.S. are located at 8880 Rio San Diego Drive, Suite 800, San Diego, CA 92108. The lease term began on April 1, 2021 as a semi-annual term and automatically renewed currently as a month-to-month renewal agreement.

Our Taiwan branch office is located in New Taipei City, Taiwan (“R.O.C.”) under a three-year office lease contract from June 2021 to May 2024. The office space is 1,250 square feet. We also have staff at a product development facility of approximately 8,517 square feet located in Miaoli County, Taiwan, pursuant to our Product Development Agreement with TCNT.

We have several construction work related contracts to build out our office and lab facilities in Taiwan. As of December 31, 2021, the total contract amount and outstanding contract amount for construction in progress were approximately US$670,000 and US$464,000, respectively.

Litigation

We not at this time involved in any legal proceedings.

Officer Compensation

Effective April 15, 2021, our Board appointed Mr. Chun-Hsien Tsai to serve as Chief Executive Officer. Mr. Tsai will receive a monthly salary of 250,000 New Taiwan Dollars (equivalent to approximately $8,929), a year-end bonus of two months’ salary, and a variable compensation based on Company profit targets decided by the Company’s Compensation Committee, and payable as 10-30% of total annual compensation in the form of cash, securities and/or other discretionary remuneration. An initial equity grant to Mr. Tsai will be determined by the Compensation Committee at a later date. Other benefits, including labor insurance, health insurance and other benefits, will be based on local regulations and the Company’s policies.

Effective August 11, 2021, our Board appointed Ms. Hui-Lan (“Celia”) Wu to serve as Chief Financial Officer. Ms. Wu will receive a monthly salary of 230,000 New Taiwan Dollars (equivalent to approximately $8,214), a year-end bonus of 2 months’ salary, and a variable compensation based on Company profit targets decided by the Company’s Compensation Committee, and payable as 10-30% of total annual compensation in the form of cash, securities and/or other discretionary remuneration. An initial equity grant to Ms. Wu will be determined by the Compensation Committee at a later date. Other benefits, including labor insurance, health insurance and other benefits, will be based on local regulations and the Company’s policies.

Effective August 1, 2021, we entered into an employment contract with Mr. Lawrence K. Lin in connection with his election as Executive Vice President of Operations (the “LL Agreement”). The LL Agreement is effective for three years and may be extended for additional years on the same terms and conditions upon mutual agreement. Under the LL Agreement, Mr. Lin will receive a monthly salary of $12,000, vesting stock options for 500,000 shares in the Company’s 2018 Officers, Directors, Employees and Consultants Non-Qualified Stock Option Plan, and a bonus of 10,000 shares in the Company’s common stock upon the Company’s successful listing on a Major National Exchange (as defined in the LL Agreement), and normal and customary benefits available to the Company’s employees. Mr. Lin is the sole member of i2China Management Group, LLC (“i2China”), a consultant previously engaged by the Company. Mr. Lin indirectly owns 452,617 warrants issued on November 25, 2020 to i2China; a non-convertible note issued to i2China on January 1, 2020 with a principal amount of $84,000; and convertible notes issued to i2China with a total principal and accrued interest amount of $103,342, that were converted into 413,368 shares of common stock on December 27, 2021 at a conversion price of $0.25 per share.

We previously hired Dr. Stephen T. Chen under an employment contract for the period January 1, 2018 through December 31, 2020 (“Prior Chen Contract”). On January 1, 2021 an employment agreement for a 3-month term was executed reflecting the same material terms and conditions of the Prior Chen Contract which includes (i) a $240,000 annual salary, (ii) $100,000 in Company shares payable quarterly based on the average share price of the closing quotes for the one month preceding issuance (referred to in the table as “Other Compensation”), (iii) certain employee benefits available to the our employees, and (iv) reimbursement of expenses made on behalf of the Company. The Company and Dr. Chen also executed a Settlement Agreement and Mutual General Release made effective December 24, 2020 covering any employment-related claims arising under the Prior Chen Contract. The Company and Dr. Chen also entered into an Intellectual Property Assignment Agreement made effective January 19, 2021 whereby Dr. Chen has assigned all right, title, and interest to certain patents, trademarks, and other intellectual property created or developed during Dr. Chen’s employment with the Company.

We previously hired Mr. Cohen under an employment contract for the period January 1, 2018 through December 31, 2020 (“Prior Cohen Contract”). On January 1, 2021 an employment agreement for a 3-month term was executed reflecting the same material terms and conditions of the Prior Cohen Contract which includes, (i) a $70,000 annual salary, (ii) $1,000 per month in Company shares paid monthly based on the average share price of the closing quotes for the one month preceding issuance (referred to in the table as “Other Compensation”), (iii) certain employee benefits available to the Company’s employees, and (iv) reimbursement of expenses made on behalf of the Company. The Company and Mr. Cohen also executed a Settlement Agreement and Mutual General Release made effective December 24, 2020 covering any employment-related claims arising under the Prior Cohen Contract. The Company and Mr. Cohen also entered into an Intellectual Property Assignment Agreement made effective January 19, 2021 whereby Mr. Cohen has assigned all right, title, and interest to certain patents, trademarks, and other intellectual property created or developed during Mr. Cohen’s employment with the Company.